Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table for Fiscal Year 2023

The Pay Versus Performance Table below discloses the relationship between the compensation actually paid (“CAP”) to the executive officers and the Company’s financial performance during the years ended December 31, 2020, 2021, 2022, and 2023. The compensation information presented in this table is different from compensation information presented in the CD&A and in the Summary Compensation Table above. The differences can largely be attributed to variation in the treatment of stock awards in each of these tables as described in greater detail below.

■	The compensation presented in the “2023 Compensation for the CEO and Other NEOs” section of the CD&A illustrates compensation paid or granted to NEOs based on their performance during the 2023 performance period as determined by the scorecard approach. The stock awards shown as “JHG RSUs” and “JHG PSUs” in these tables include the portions of 2023 total variable compensation that will be deferred into JHG RSUs and JHG PSUs when they are granted in February 2024.
■	In accordance with SEC rules, the Stock Awards column in the Summary Compensation Table includes the aggregate grant date fair values of the RSUs and PSUs granted during 2023, even though the number of RSUs and PSUs granted was determined based on the 2022 performance of the executive officers.
■	The Pay Versus Performance Table below differs from both the information presented in the CD&A and in the Summary Compensation Table, because it calculates actual compensation based on different methodologies, including the value of outstanding unvested stock awards as of December 31, 2023.

					Average SCT	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Ali Dibadj ($)	Summary Compensation Table Total for Richard Weil ($)	Compensation Actually Paid to Ali Dibadj ($)(1)	Compensation Actually Paid to Richard Weil ($)(1)	Total for Non-PEO Named Executive Officers ($)	Actually Paid to Non-PEO Named Executive Officers ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (millions) ($)	Adjusted Operating Margin (%)(4)(5)
2023	10,113,098	—	12,258,411	—	2,361,882	2,925,173	153.98	168.44	393.0	30.9
2022	7,947,815	4,515,893	8,027,246	(2,057,211)	3,259,428	2,559,255	113.22	128.15	372.4	33.8
2021	—	9,317,046	—	15,802,892	2,613,369	3,185,241	190.36	171.06	620.0	43.4
2020	—	8,388,794	—	12,221,851	2,046,390	2,565,353	141.94	115.88	130.3	38.1
(1)	The amounts in the following table represent each of the amounts deducted and added to the equity award values for our Principal Executive Officer (“PEO”), which in our case is the CEO, for the applicable year for purposes of computing the CAP amounts appearing in these columns of the Pay Versus Performance Table:

Year	PEO Name	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)(i)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value of Awards Granted and Vested in the Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Dollar Value of Any Dividends or Other Earnings Paid on Stock Awards Prior to the Vesting Date ($)(ii)	Total Equity Value Adjustments Reflected in Compensation Actually Paid ($)(iii)
2023	Ali Dibadj	(5,950,035)	6,537,666	928,538	—	280,749	348,395	2,145,313
2022	Ali Dibadj	(5,000,022)	4,916,409	—	—	—	163,044	79,431
2022	Richard Weil	(1,000,027)	697,321	(2,409,840)	—	(3,895,246)	34,688	(6,573,104)
2021	Richard Weil	(1,950,007)	3,607,008	4,928,291	—	(101,092)	1,646	6,485,846
2020	Richard Weil	(1,856,267)	3,151,292	2,504,043	—	3,233	30,756	3,833,057
(i)	Represents the deduction of amounts reported in the Stock Awards column of the Summary Compensation Table.
(ii)	Represents dividends paid or accrued on stock awards for the applicable year, prior to the vesting date(s) that are not otherwise reflected in the CAP to the applicable PEO.
(iii)	Represents the total adjustments to the Summary Compensation Table in respect of equity awards for the applicable year, as reflected in CAP.

(2)	The amounts in the following table represent each of the amounts deducted and added to the equity award values for the non-PEO NEOs for the applicable year for purposes of computing the CAP amounts appearing in the Pay Versus Performance Table:

Year	NEO Names	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value of Awards Granted and Vested in the Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Dollar Value of Any Dividends or Other Earnings Paid on Stock Awards Prior to the Vesting Date ($)(i)	Total Equity Value Adjustments Reflected in Compensation Actually Paid ($)(ii)
2023(iii)	2023 AVERAGE	(1,015,966)	1,116,304	294,447	—	56,082	112,424	563,291
2022(iv)(v)	2022 AVERAGE	(1,875,254)	1,320,305	(377,728)	474,002	(340,406)	98,908	(700,173)
2021(vi)	2021 AVERAGE	(547,511)	781,573	284,199	—	(11,677)	65,288	571,872
2020(vii)	2020 AVERAGE	(444,495)	692,739	249,241	—	(32,744)	54,222	518,963
(i)	Represents dividends paid or accrued on stock awards for the applicable year, prior to the vesting date(s) that are not otherwise reflected in the CAP to the non-PEO NEOs.
(ii)	Represents the total adjustments to the Average Summary Compensation Table Total in respect of equity awards for the applicable year, as reflected in CAP.

(iii)	2023 NEOs include: Messrs. Thompson and Lowry and Mses. Fogo and Rosenberg.
(iv)	2022 NEOs include: Mr. Thompson, Mses. Cain, Fogo, Rosenberg, and Krueger. Mr. Thompson served as our Interim Chief Executive Officer from April 1, 2022, until Mr. Dibadj’s appointment on June 21, 2022. In connection with Mr. Thompson’s interim role, he continued to receive the same salary he received in 2022 for his role as Chief Financial Officer. Accordingly, Mr. Thompson’s 2022 compensation has been included in the average compensation column for our non-PEO NEOs.

(v)	In 2021, the Compensation Committee considered the uncertainty caused by the former CEO’s retirement, combined with an increase in shareholder activism, and decided to grant one-time Transition Awards to each of the NEOs to reinforce leadership stability. Such awards were granted in February 2022 after the end of the 2021 performance year. An unintended consequence of this timing is that the Transition Awards are included in 2022 compensation, which could be interpreted to suggest that our NEOs received compensation increases for disappointing performance in 2022 rather than the performance year in which the value was determined.

(vi)	2021 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.
(vii)	2020 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.

(3)	The companies included in the peer group TSR calculations are the publicly traded companies included in the S&P US BMI Asset Management & Custody Banks Index used by the Company for purposes of disclosing our cumulative TSR in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The S&P US BMI Asset Management & Custody Banks Index is a market-value weighted index of 40 asset management companies.
(4)	In addition to financial results reported in accordance with GAAP, we report certain financial measures on a non-GAAP basis. These measures are not in accordance with, or a substitute for, GAAP, and our financial measures may differ from the non-GAAP financial measures used by other companies. For additional information, see Annex A, “Reconciliation of Non-GAAP Financial Measures”.
(5)	Adjusted operating margin is adjusted operating income divided by adjusted revenue for 2023. This measure has been designated as the “Company-Selected Measure” for 2023, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to our NEOs in 2023.

Company Selected Measure Name		Adjusted operating margin
Named Executive Officers, Footnote [Text Block]

(iii)	2023 NEOs include: Messrs. Thompson and Lowry and Mses. Fogo and Rosenberg.
(iv)	2022 NEOs include: Mr. Thompson, Mses. Cain, Fogo, Rosenberg, and Krueger. Mr. Thompson served as our Interim Chief Executive Officer from April 1, 2022, until Mr. Dibadj’s appointment on June 21, 2022. In connection with Mr. Thompson’s interim role, he continued to receive the same salary he received in 2022 for his role as Chief Financial Officer. Accordingly, Mr. Thompson’s 2022 compensation has been included in the average compensation column for our non-PEO NEOs.

(vi)	2021 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.
(vii)	2020 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	PEO Name	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)(i)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value of Awards Granted and Vested in the Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Dollar Value of Any Dividends or Other Earnings Paid on Stock Awards Prior to the Vesting Date ($)(ii)	Total Equity Value Adjustments Reflected in Compensation Actually Paid ($)(iii)
2023	Ali Dibadj	(5,950,035)	6,537,666	928,538	—	280,749	348,395	2,145,313
2022	Ali Dibadj	(5,000,022)	4,916,409	—	—	—	163,044	79,431
2022	Richard Weil	(1,000,027)	697,321	(2,409,840)	—	(3,895,246)	34,688	(6,573,104)
2021	Richard Weil	(1,950,007)	3,607,008	4,928,291	—	(101,092)	1,646	6,485,846
2020	Richard Weil	(1,856,267)	3,151,292	2,504,043	—	3,233	30,756	3,833,057
(i)	Represents the deduction of amounts reported in the Stock Awards column of the Summary Compensation Table.
(ii)	Represents dividends paid or accrued on stock awards for the applicable year, prior to the vesting date(s) that are not otherwise reflected in the CAP to the applicable PEO.
(iii)	Represents the total adjustments to the Summary Compensation Table in respect of equity awards for the applicable year, as reflected in CAP.

Non-PEO NEO Average Total Compensation Amount		$ 2,361,882		$ 3,259,428		$ 2,613,369		$ 2,046,390
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 2,925,173		2,559,255		3,185,241		2,565,353
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	NEO Names	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Fair Value of Awards Granted and Vested in the Applicable Year ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Dollar Value of Any Dividends or Other Earnings Paid on Stock Awards Prior to the Vesting Date ($)(i)	Total Equity Value Adjustments Reflected in Compensation Actually Paid ($)(ii)
2023(iii)	2023 AVERAGE	(1,015,966)	1,116,304	294,447	—	56,082	112,424	563,291
2022(iv)(v)	2022 AVERAGE	(1,875,254)	1,320,305	(377,728)	474,002	(340,406)	98,908	(700,173)
2021(vi)	2021 AVERAGE	(547,511)	781,573	284,199	—	(11,677)	65,288	571,872
2020(vii)	2020 AVERAGE	(444,495)	692,739	249,241	—	(32,744)	54,222	518,963
(i)	Represents dividends paid or accrued on stock awards for the applicable year, prior to the vesting date(s) that are not otherwise reflected in the CAP to the non-PEO NEOs.
(ii)	Represents the total adjustments to the Average Summary Compensation Table Total in respect of equity awards for the applicable year, as reflected in CAP.

(iii)	2023 NEOs include: Messrs. Thompson and Lowry and Mses. Fogo and Rosenberg.
(iv)	2022 NEOs include: Mr. Thompson, Mses. Cain, Fogo, Rosenberg, and Krueger. Mr. Thompson served as our Interim Chief Executive Officer from April 1, 2022, until Mr. Dibadj’s appointment on June 21, 2022. In connection with Mr. Thompson’s interim role, he continued to receive the same salary he received in 2022 for his role as Chief Financial Officer. Accordingly, Mr. Thompson’s 2022 compensation has been included in the average compensation column for our non-PEO NEOs.

(v)	In 2021, the Compensation Committee considered the uncertainty caused by the former CEO’s retirement, combined with an increase in shareholder activism, and decided to grant one-time Transition Awards to each of the NEOs to reinforce leadership stability. Such awards were granted in February 2022 after the end of the 2021 performance year. An unintended consequence of this timing is that the Transition Awards are included in 2022 compensation, which could be interpreted to suggest that our NEOs received compensation increases for disappointing performance in 2022 rather than the performance year in which the value was determined.

(vi)	2021 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.
(vii)	2020 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures to Determine Compensation Actually Paid

The four items below represent the most important performance measures we used to determine CAP to our NEOs in 2023, as described in the “Compensation Discussion and Analysis” section titled “2023 Compensation for the CEO and Other NEOs”.

Most Important Performance Measures
Adjusted Operating Margin
Annual Net New Revenue
Total Shareholder Return
% Assets Outperforming Benchmarks

Total Shareholder Return Amount		$ 153.98		113.22		190.36		141.94
Peer Group Total Shareholder Return Amount	[2]	168.44		128.15		171.06		115.88
Net Income (Loss) Attributable to Parent		$ 393,000,000.0		$ 372,400,000		$ 620,000,000.0		$ 130,300,000
Company Selected Measure Amount	[3],[4]	30.9		33.8		43.4		38.1
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Annual Net New Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		% Assets Outperforming Benchmarks
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,015,966)	[5]	$ (1,875,254)	[6],[7]	$ (547,511)	[8]	$ (444,495)	[9]
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,116,304	[5]	1,320,305	[6],[7]	781,573	[8]	692,739	[9]
Non-PEO NEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		294,447	[5]	(377,728)	[6],[7]	284,199	[8]	249,241	[9]
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested in the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			[5]	474,002	[6],[7]		[8]		[9]
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		56,082	[5]	(340,406)	[6],[7]	(11,677)	[8]	(32,744)	[9]
Non-PEO NEO [Member] | Dollar Value of Any Dividends or Other Earnings Paid on Stock Awards Prior to the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	112,424	[5]	98,908	[6],[7]	65,288	[8]	54,222	[9]
Non-PEO NEO [Member] | Total Equity Value Adjustments Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	563,291	[5]	(700,173)	[6],[7]	571,872	[8]	518,963	[9]
Ali Dibadj
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		10,113,098		7,947,815
PEO Actually Paid Compensation Amount	[12]	$ 12,258,411		$ 8,027,246
Ali Dibadj | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Ali Dibadj		Ali Dibadj
Ali Dibadj | PEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	$ (5,950,035)		$ (5,000,022)
Ali Dibadj | PEO [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,537,666		4,916,409
Ali Dibadj | PEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		928,538
Ali Dibadj | PEO [Member] | Fair Value of Awards Granted and Vested in the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ali Dibadj | PEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		280,749
Ali Dibadj | PEO [Member] | Dollar Value of Any Dividends or Other Earnings Paid on Stock Awards Prior to the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	348,395		163,044
Ali Dibadj | PEO [Member] | Total Equity Value Adjustments Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	2,145,313		79,431
Richard Weil
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				4,515,893		9,317,046		8,388,794
PEO Actually Paid Compensation Amount	[12]			$ (2,057,211)		$ 15,802,892		$ 12,221,851
Richard Weil | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Richard Weil		Richard Weil		Richard Weil
Richard Weil | PEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]			$ (1,000,027)		$ (1,950,007)		$ (1,856,267)
Richard Weil | PEO [Member] | Year-End Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				697,321		3,607,008		3,151,292
Richard Weil | PEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,409,840)		4,928,291		2,504,043
Richard Weil | PEO [Member] | Fair Value of Awards Granted and Vested in the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard Weil | PEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,895,246)		(101,092)		3,233
Richard Weil | PEO [Member] | Dollar Value of Any Dividends or Other Earnings Paid on Stock Awards Prior to the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]			34,688		1,646		30,756
Richard Weil | PEO [Member] | Total Equity Value Adjustments Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]			$ (6,573,104)		$ 6,485,846		$ 3,833,057
Roger Thompson | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Messrs. Thompson		Mr. Thompson		Mr. Thompson		Mr. Thompson
James R. Lowry | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Lowry
Georgina Fogo | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mses. Fogo		Fogo		Fogo		Fogo
Michelle Rosenberg | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Rosenberg		Rosenberg		Rosenberg		Rosenberg
Mses. Cain | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Mses. Cain		Mses. Cain		Mses. Cain
Krueger | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Krueger

[1]	The amounts in the following table represent each of the amounts deducted and added to the equity award values for the non-PEO NEOs for the applicable year for purposes of computing the CAP amounts appearing in the Pay Versus Performance Table:
[2]	The companies included in the peer group TSR calculations are the publicly traded companies included in the S&P US BMI Asset Management & Custody Banks Index used by the Company for purposes of disclosing our cumulative TSR in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The S&P US BMI Asset Management & Custody Banks Index is a market-value weighted index of 40 asset management companies.
[3]	Adjusted operating margin is adjusted operating income divided by adjusted revenue for 2023. This measure has been designated as the “Company-Selected Measure” for 2023, in accordance with SEC rules, and represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to our NEOs in 2023.
[4]	In addition to financial results reported in accordance with GAAP, we report certain financial measures on a non-GAAP basis. These measures are not in accordance with, or a substitute for, GAAP, and our financial measures may differ from the non-GAAP financial measures used by other companies. For additional information, see Annex A, “Reconciliation of Non-GAAP Financial Measures”.
[5]	2023 NEOs include: Messrs. Thompson and Lowry and Mses. Fogo and Rosenberg.
[6]	2022 NEOs include: Mr. Thompson, Mses. Cain, Fogo, Rosenberg, and Krueger. Mr. Thompson served as our Interim Chief Executive Officer from April 1, 2022, until Mr. Dibadj’s appointment on June 21, 2022. In connection with Mr. Thompson’s interim role, he continued to receive the same salary he received in 2022 for his role as Chief Financial Officer. Accordingly, Mr. Thompson’s 2022 compensation has been included in the average compensation column for our non-PEO NEOs.
[7]	In 2021, the Compensation Committee considered the uncertainty caused by the former CEO’s retirement, combined with an increase in shareholder activism, and decided to grant one-time Transition Awards to each of the NEOs to reinforce leadership stability. Such awards were granted in February 2022 after the end of the 2021 performance year. An unintended consequence of this timing is that the Transition Awards are included in 2022 compensation, which could be interpreted to suggest that our NEOs received compensation increases for disappointing performance in 2022 rather than the performance year in which the value was determined.
[8]	2021 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.
[9]	2020 NEOs include: Mr. Thompson, Mses. Cain, Fogo, and Rosenberg.
[10]	Represents dividends paid or accrued on stock awards for the applicable year, prior to the vesting date(s) that are not otherwise reflected in the CAP to the non-PEO NEOs.
[11]	Represents the total adjustments to the Average Summary Compensation Table Total in respect of equity awards for the applicable year, as reflected in CAP.
[12]	The amounts in the following table represent each of the amounts deducted and added to the equity award values for our Principal Executive Officer (“”), which in our case is the CEO, for the applicable year for purposes of computing the CAP amounts appearing in these columns of the Pay Versus Performance Table:
[13]	Represents the deduction of amounts reported in the Stock Awards column of the Summary Compensation Table.
[14]	Represents dividends paid or accrued on stock awards for the applicable year, prior to the vesting date(s) that are not otherwise reflected in the CAP to the applicable PEO.
[15]	Represents the total adjustments to the Summary Compensation Table in respect of equity awards for the applicable year, as reflected in CAP.